FAIR VALUE MEASUREMENTS - Roll forward of forward purchase agreement assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Forward purchase agreement asset (liability) at business combination	$ (27,530)
Less cash payments from Trust	37,624
Change in fair value	(9,399)
Gain from modification	1,443
Less cash received	(766)
Change in fair value	824
Forward purchase agreement asset (liability) at September 30, 2024	$ 2,196